Basis of preparation - Strategic plan undergoing reassessment narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2030	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Change In Strategic Plans [Line Items]
Loss from operating activities		€ 26,254	€ (3,687)	€ (22,376)
Cost of revenues		155,627	136,360	151,400
Research and development costs		11,145	5,784	5,619
Losses on disposals of investments		1,839	98	(20)
Loss recognised on measurement to fair value less costs to sell		900
Other, current		3,160	2,865
Loss of associates and joint ventures accounted for using equity method		1,271	€ 33	€ (491)
Platform impairments
Change In Strategic Plans [Line Items]
Loss from operating activities		6,583
Cost of revenues		2,730
Research and development costs		3,853
Losses on disposals of investments		0
Loss of associates and joint ventures accounted for using equity method		0
Platform impairments | North America
Change In Strategic Plans [Line Items]
Loss from operating activities		5,700
Platform impairments | Maserati
Change In Strategic Plans [Line Items]
Loss from operating activities		600
Platform impairments | Enlarged Europe
Change In Strategic Plans [Line Items]
Loss from operating activities		300
Costs related to product plan realignments and program cancellations
Change In Strategic Plans [Line Items]
Loss from operating activities		9,072
Cost of revenues		6,989
Research and development costs		2,083
Losses on disposals of investments		0
Loss of associates and joint ventures accounted for using equity method		0
Costs related to product plan realignments and program cancellations | North America
Change In Strategic Plans [Line Items]
Loss from operating activities		6,500
Costs related to product plan realignments and program cancellations | Enlarged Europe
Change In Strategic Plans [Line Items]
Loss from operating activities		2,200
Costs related to product plan realignments and program cancellations | South America
Change In Strategic Plans [Line Items]
Loss from operating activities		300
Battery JVs
Change In Strategic Plans [Line Items]
Loss from operating activities		2,054
Cost of revenues		0
Research and development costs		0
Losses on disposals of investments		1,571
Loss of associates and joint ventures accounted for using equity method		483
Battery JVs | NextStar Energy Inc
Change In Strategic Plans [Line Items]
Other, current		700
Hydrogen fuel cell program discontinuation
Change In Strategic Plans [Line Items]
Loss from operating activities		1,094
Cost of revenues		338
Research and development costs		286
Losses on disposals of investments		0
Loss of associates and joint ventures accounted for using equity method		€ 470
Enlarged Europe | Forecast
Change In Strategic Plans [Line Items]
Percent of sales target	100.00%
U.S. | Forecast
Change In Strategic Plans [Line Items]
Percent of sales target	50.00%